WESTERN DISTRICT MEETING

▪ $6.2 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and primarily regulated by the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – independent third party pricing provides integrity ▪ Record of consistent and competitive returns ▪ Gross returns exceeded benchmark for 24 of past 25 calendar years; net returns for 15 of those years. Features of the HIT: Competitive Returns AFL - CIO Housing Investment Trust HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2017 was 1 . 52% , 1 . 07% , 1 . 83% , and 3 . 71% , respectively . The performance data quoted represents past performance and is no guarantee of future results . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

OBJECTIVE: Generate competitive risk - adjusted fixed - income returns versus the Bloomberg Barclays U.S. Aggregate Bond Index while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY : ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Barclays Aggregate . ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk . Investment Objective and Strategy AFL - CIO Housing Investment Trust

Features of the HIT: 30+ Years of Impact Investing* ▪ HIT Invested $10.8 billion nationally (in current dollars) since inception in 1984 ▪ Financed 497 projects in 29 states ; $18.3 billion total development investment ▪ $27.7 billion in total economic activity ▪ All construction utilizes 100% union labor Output Results (1984 - 2017) Total Number of Projects 497 Union Job Creation 163.8 Million Hours Total Housing Units 108,356 (67% affordable) Construction Job Wages $5.4 Billion (2016$) Total Jobs Created 173,900 Total Income Generated $10.8 Billion (2016$) Total Economic Impact $27.7 Billion (2016$) * Includes projects financed with $109.5 million New Markets Tax Credits by Building America CDE Source : Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2016 dollars AFL - CIO Housing Investment Trust

History of the HIT ▪ Opened doors in 1984 (successor the Mortgage Investment Trust, begin in 1965). ▪ Created by concept of George Meany , based on his discussions with Dr. King. ▪ 100% union labor requirement for all of its multifamily housing investments. Albert Shanker , president of the United Federation of Teachers from 1964 to 1985 and president of the American Federation of Teachers (AFT) from 1974 to 1997, pictured with George Meany. Photo Credit : Walter P. Reuther Library - Wayne State University AFL - CIO Housing Investment Trust

Cycle of Sustainable Investment Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investment Cycle 2 3 4 5 1 AFL - CIO Housing Investment Trust

Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments Gabilan Plaza Salinas AFL - CIO Housing Investment Trust Arc Light San Francisco Umoja Los Angeles 333 Harrison San Francisco The HIT offers investors: ▪ Competitive Returns ▪ Low Credit Risk Investment ▪ Diversification ▪ Collateral Benefits ▪ Union Construction Jobs ▪ Affordable Housing ▪ Economic Impact

1994 - 1999 Community Investment Demonstration Program 1995 - 2003 New Jersey Waterfront 2002 - Present New York City Community Investment Initiative 2009 - 2016 Construction Jobs Initiative (Incl. 6 projects in California, with TDC of $422 million) 2016 - Present MidWest@Work Investment Strategy AFL - CIO Housing Investment Trust

Investments in the Western Region Since Inception (1984 - 2017)* *Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars. California Other Western Region TOTAL Western Region # of Projects 27 8 35 HIT Investment ($) $439.9 million $83.1 million $523.0 million Total Dev. Cost ($) $759.9 million $163.6 million $923.5 million Union Construction Hours 10.1 million 2.0 million 12.0 million Housing Units 4,063 938 5,001 Total Economic Impact $1.7 billion $331.2 million $2.0 billion AFL - CIO Housing Investment Trust

HIT’s Investments The Civic San Francisco, CA New Construction The Civic HIT Commitment $58,084,400 Total Development Cost $82,847,679 Total Housing Units 162 Estimated Union Job Hours 906,900 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars. AFL - CIO Housing Investment Trust

Casa del Pueblo San Jose, CA Substantial Rehabilitation Casa del Pueblo HIT Commitment $24,982,000 Total Development Cost $62,613,111 Total Units/Affordable 165/165 Estimated Union Job Hours 513,280 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars. HIT’s Investments AFL - CIO Housing Investment Trust

HIT’s Investments Potrero Launch San Francisco, CA New Construction Potrero Launch HIT Commitment $2,585,000 Total Development Cost $ 80,400,000 Total Units 196 Estimated Union Job Hours 1,156,800 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars. AFL - CIO Housing Investment Trust

AFL - CIO Housing Investment Trust – 2017 Achievements ▪ HIT named to the “2017 Best Places to Work” in Money Management program by Pensions &Investments ▪ HIT became a signatory member of the UNPRI ▪ Recognition for its domestic impact investing strategy ▪ Pacific Community Ventures ▪ International Foundation of Employee Benefits Professionals AFL - CIO Housing Investment Trust

Investors should consider the HIT's investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT's prospectus. To obtain a prospectus, call the HIT at 202 - 331 - 8055 or visit www.aflcio - hit.com . The prospectus should be read carefully before investing. The Barclays Aggregate is an unmanaged index and is not available for direct investment, although certain funds attempt to replicate this index. Returns for the Barclays Aggregate would be lower if they reflected the actual trading costs or expenses associated with management of an actual portfolio.